Inventories	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
INVENTORIES

18.	INVENTORIES

	As at June 30, 2018	As at December 31, 2017
Raw materials	527,955	1,186,467
Work in process	2,851	-
Finished goods	2,429,212	726,372
Provision for obsolete inventories	(77,685)	(106,627)
	2,882,333	1,806,212